Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2023
Cash, Cash Equivalents and Restricted Cash
Schedule of cash, cash equivalents and restricted cash

Cash, cash equivalents and restricted cash consisted of the following (in thousands):

	As of	As of	As of
	December 31, 2023	December 31, 2022	December 31, 2021
Cash and cash equivalents	$271,809	$267,668	$129,410
Restricted cash	—	—	346
Total	$271,809	$267,668	$129,756